PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
PLAN TERMINATION [Abstract]
PLAN TERMINATION
NOTE C – PLAN TERMINATION

Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue contributions or terminate the Plan at any time subject to the provisions of ERISA. Upon termination of the Plan, all amounts credited to the accounts of the participants shall vest and become non-forfeitable and the employer shall direct the trustee to make or commence distribution to, or on behalf of, each participant the value of his or her account balance in the Plan.